Income Taxes - Schedule of Income Tax Expense (Details) - PRC [Member] - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Income before taxes	$ 65,532	$ 840,527
PRC EIT tax rates	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 9,830	$ 126,079
Rate differences in various jurisdictions	50,570	45,789
Tax effect of R&D expenses deduction	(160,183)	(182,476)
Tax effect of non-taxable investment income and government grant
Tax effect of non-deductible expenses	14,529	35,413
Income tax expenses (benefits)	$ (85,255)	$ 24,805